Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets

in CHF thousands	Software
2022
Cost
At January 1, 2022	1,904
Additions	240
Disposals	(22)
At December 31, 2022	2,122
Accumulated amortization
At January 1, 2022	(1,574)
Amortization charge for the year	(299)
Disposals	22
At December 31, 2022	(1,851)
Carrying amount at December 31, 2022	271

in CHF thousands	Software
2021
Cost
At January 1, 2021	1,530
Additions	374
Disposals	—
At December 31, 2021	1,904
Accumulated amortization
At January 1, 2021	(1,183)
Amortization charge for the year	(391)
Disposals	—
At December 31, 2021	(1,574)
Carrying amount at December 31, 2021	331